Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Short-Term Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2025	December 31, 2024
2028 Notes	75.0	75.0
2030 Notes	25.0	25.0
Additional 2028 Notes and Further Additional 2028 Notes	26.0	26.0
Additional 2030 Notes	8.7	8.7
Principal Outstanding	134.7	134.7
Deferred Finance Charges (1)	(12.5)	(12.5)
Debt discount	(6.8)	(6.8)
Debt premium	2.7	2.7
Carrying Value Short-Term Debt (2)	118.1	118.1

Schedule of Long-Term Debt
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2025	December 31, 2024
2028 Notes	837.5	875.0
2030 Notes	452.5	465.0
Convertible Bonds	239.4	239.4
Additional 2028 Notes and Further Additional 2028 Notes	290.6	303.6
Additional 2030 Notes	157.6	161.9
Principal Outstanding	1,977.6	2,044.9
Deferred Finance Charges (1)	(31.5)	(37.7)
Debt discount	(20.5)	(23.9)
Debt premium	7.8	9.2
Carrying Value Long-Term Debt (2)	1,933.4	1,992.5
(1) As at June 30, 2025 and December 31, 2024, deferred finance charges include the unamortized legal and bank fees associated with the 2028 Notes issued in 2023, the Additional 2028 Notes and Further Additional 2028 Notes issued in 2024, the 2030 Notes issued in 2023, the Additional 2030 Notes issued in 2024, Convertible Bonds, our undrawn $150.0 million revolving credit facility as well as the unamortized debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 21 - Common Shares).
(2) Carrying amounts in the table above include, where applicable, deferred financing charges, debt discounts and debt premiums.

Schedule of Maturities of Debt	At June 30, 2025 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2025	67.4
2026	134.7
2027	134.7
2028	1,249.7
2029	33.7
Thereafter	492.1
Total principal debt	2,112.3